Loans Receivable - Schedule of Covered Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recovery term (in years)	3 years
Single family residential coverage term (in years)	4 years
Loans receivable, gross	$ 10,950,608	$ 9,823,270
Discount balance related to acquired loans		2,738
FDIC Indemnification Asset Movement Analysis
Balance at beginning of year	16,275	36,860
Additions and impairment	0	(1,795)
Payments received	(1,730)	(720)
Amortization	(2,012)	(18,588)
Accretion	236	518
Balance at end of year	$ 12,769	$ 16,275